Parametric
TABS 10-to-20 Year Laddered Municipal Bond Fund
April 30, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 69.5%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.8%
Vermont Bond Bank, (Vermont State Colleges System), 3.00%, 10/1/36	$460	$ 436,641
		$ 436,641
Education — 0.4%
University of Michigan, 4.00%, 4/1/38	$60	$ 62,750
		$ 62,750
Electric Utilities — 0.3%
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 4.00%, 12/1/35	$50	$ 51,680
		$ 51,680
Escrowed/Prerefunded — 0.4%
Tucson, AZ, Water System Revenue, Prerefunded to 7/1/25, 5.00%, 7/1/32	$60	$ 64,727
		$ 64,727
General Obligations — 11.1%
California, 4.00%, 9/1/32	$225	$ 234,387
Colonial School District, PA, 5.00%, 2/15/36	100	107,010
Connecticut, 4.00%, 6/1/33	350	368,826
La Canada Unified School District, CA, (Election of 2017), 4.00%, 8/1/40	140	141,667
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/33	125	129,180
Mississippi Development Bank, (Rankin County School District), 4.00%, 6/1/38	160	163,048
Monterey Peninsula Community College District, CA, 4.00%, 8/1/33	100	102,972
Rio Grande City Grulla Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/34	250	267,548
Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/34	400	232,304
		$ 1,746,942
Hospital — 17.3%
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.):
4.00%, 4/1/34	$250	$ 253,975
4.00%, 4/1/39	500	502,680
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/35	$500	$ 502,050
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/31	50	53,178
New York City Health and Hospitals Corp., NY:
5.00%, 2/15/37	325	368,914
5.00%, 2/15/38	345	390,916
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/39	250	216,362
Pima County Industrial Development Authority, AZ, (Tucson Medical Center), 5.00%, 4/1/33	150	170,871
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 4.00%, 1/1/36	150	151,040
Tampa, FL, (H. Lee Moffitt Cancer Center), 5.00%, 7/1/35	100	110,794
		$ 2,720,780
Housing — 0.6%
Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	$84	$ 84,712
		$ 84,712
Insured - General Obligations — 0.4%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	$100	$ 60,765
		$ 60,765
Insured - Special Tax Revenue — 1.8%
Vineyard Redevelopment Agency, UT:
(AGM), 4.00%, 5/1/33	$150	$ 158,045
(AGM), 4.00%, 5/1/35	115	120,521
		$ 278,566
Insured - Transportation — 2.4%
New Orleans Aviation Board, LA:
(AGM), 5.00%, 1/1/32	$100	$ 109,277
(AGM), 5.00%, 1/1/33	100	108,842
(AGM), 5.00%, 1/1/34	150	163,064
		$ 381,183
Lease Revenue/Certificates of Participation — 3.9%
Lake Houston Redevelopment Authority, TX:
3.00%, 9/1/34	$190	$ 169,013
4.00%, 9/1/33	150	151,708

Parametric
TABS 10-to-20 Year Laddered Municipal Bond Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/33	$150	$ 155,194
Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/38	115	128,944
		$ 604,859
Other Revenue — 2.7%
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/36	$250	$ 267,595
Wisconsin, Environmental Improvement Fund Revenue:
5.00%, 6/1/34	50	53,141
5.00%, 6/1/35	100	106,252
		$ 426,988
Senior Living/Life Care — 10.1%
Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/32	$350	$ 370,713
Maryland Health and Higher Educational Facilities Authority, (Broadmead):
5.00%, 7/1/31	150	162,774
5.00%, 7/1/32	220	238,524
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	100	104,252
Orange County Health Facilities Authority, FL, (Presbyterian Retirement Communities), 5.00%, 8/1/35	150	158,532
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home):
4.00%, 11/15/31	200	205,752
4.00%, 11/15/36	220	223,135
4.00%, 11/15/41	125	125,293
		$ 1,588,975
Special Tax Revenue — 3.5%
Baltimore, MD, Special Tax Obligation, 5.00%, 6/15/29	$50	$ 51,944
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 2/1/42	500	498,490
		$ 550,434
Transportation — 11.8%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 1.34%, (SIFMA + 0.90%), 5/1/23 (Put Date), 4/1/47(1)	$150	$ 149,904
Pennsylvania Turnpike Commission, 5.00%, 12/1/34	500	570,315
Port Authority of New York and New Jersey, 4.00%, 7/15/38	500	505,010
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/36	200	217,698
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Texas Transportation Commission, (Central Texas Turnpike System):
0.00%, 8/1/35	$300	$ 171,543
0.00%, 8/1/38	500	244,040
		$ 1,858,510
Total Tax-Exempt Municipal Obligations (identified cost $11,692,973)		$10,918,512

Short-Term Investments — 10.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(2)	1,569,531	$ 1,569,531
Total Short-Term Investments (identified cost $1,569,531)		$ 1,569,531
Total Investments — 79.5% (identified cost $13,262,504)		$12,488,043
Other Assets, Less Liabilities — 20.5%		$ 3,211,663
Net Assets — 100.0%		$15,699,706
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2022.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.
At April 30, 2022, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:
New York	12.6%
Others, representing less than 10% individually	56.9%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2022, 5.8% of total investments are backed by bond insurance of a financial guaranty assurance agency.

Parametric
TABS 10-to-20 Year Laddered Municipal Bond Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
The Fund did not have any open derivative instruments at April 30, 2022.
Affiliated Investments
At April 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds-Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $1,569,531, which represents 10.0% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended April 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$1,399,552	$3,905,604	$(5,305,386)	$230	$ —	$ —	$154	—
Liquidity Fund	—	2,298,459	(728,928)	—	—	1,569,531	79	1,569,531
Total				$230	$ —	$1,569,531	$233
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$10,918,512	$ —	$10,918,512
Short-Term Investments	1,569,531	—	—	1,569,531
Total Investments	$1,569,531	$10,918,512	$ —	$12,488,043
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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